Capital structure and financial items	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Capital structure and financial items
Capital structure and financial items

This section provides an insight into Novo Nordisk’s capital structure, earnings per share, free cash flow and financing items. The free cash flow impacts Novo Nordisk’s long-term financial target for ‘Cash to earnings (three-year average)’. Cash to earnings is defined as ´free cash flow as a percentage of net profit’. Free cash flow is a measure of the amount of cash generated in the period which is available for the Board to allocate between Novo Nordisk's capital providers, through e.g. dividends, share repurchases and repayment of debt (excl. lease liability repayments) or for retaining in the business to fund future growth.

Novo Nordisk has a low debt-to-equity ratio due to limited debt financing. Further information on the company’s capital structure can be found in `Shares and capital structure’ on pp 44-45 (unaudited).

Management considers foreign exchange exposure to be one of the main financial risks. Novo Nordisk aims to reduce the short-term impact from movements in key currencies by hedging future cash flows. Notes 4.2 and 4.3 include more information in this respect.
Share capital, distributions to shareholders and earnings per share

Share capital
DKK million	A share capital	B share capital	Total share capital

Development in share capital:
Share capital 2014	107	423	530
Cancelled in 2015	—	(10)	(10)
Cancelled in 2016	—	(10)	(10)
Cancelled in 2017	—	(10)	(10)

Share capital at the beginning of the year	107	393	500
Cancelled in 2018	—	(10)	(10)

Share capital at the end of the year	107	383	490

At the end of 2018, the share capital amounted to DKK 107 million in A share capital (equal to 537 million A shares of DKK 0.20) and DKK 383 million in B share capital (equal to 1,913 million B shares of DKK 0.20). Each A share carries 200 votes and each B share carries 20 votes.

Cash distribution to shareholders

Novo Nordisk paid out an interim dividend of DKK 3.00 per share in August 2018. The net cash distribution to shareholders in the form of dividends and share repurchases amounts to DKK 34.6 billion, compared with a free cash flow of DKK 32.5 billion. This is in line with the guiding principle of paying out excess capital to investors after funding organic growth and potential acquisitions.

DKK million	2018	2017	2016

Interim dividend for the year	7,238	7,396	7,600
Dividend for prior year	11,810	11,448	16,230
Share repurchases for the year	15,567	16,845	15,057

Total	34,615	35,689	38,887

The total dividend for 2018 amounts to DKK 19,547 million (DKK 8.15 per share). At the end of 2018, a final dividend of DKK 12,309 million (DKK 5.15 per share) is expected to be distributed pending approval at the Annual General Meeting. The interim dividend of DKK 7,238 million (DKK 3.00 per share) was paid in August 2018. The total dividend for 2017 was DKK 19,206 million (DKK 7.85 per share), of which the final dividend of DKK 11,810 million (DKK 4.85 per share) was paid in March 2018. No dividend is declared on treasury shares.

According to Danish Corporate law, reserves available for distribution as dividends are based on the financial statements of the parent company, Novo Nordisk A/S.
Dividends are paid from distributable reserves. Share premium is a distributable reserve and any former share premium reserve is considered to have been fully distributed.
As at 31 December 2018, distributable reserves total DKK 38,816 million (2017: DKK 33,127 million), corresponding to the parent company's retained earnings.

4.1 Share capital, distribution to shareholders and earnings per share (continued)

Treasury shares

Accounting policies
Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.20 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in Equity.

				2018	2017
	Market value, DKK million	As % of share capital before cancellation	As % of share capital after cancellation	Number of B shares of DKK 0.20 (million)	Number of B shares of DKK 0.20 (million)

Holding at the beginning of the year	18,579	2.2%		56	46
Cancellation of treasury shares	(16,725)	(2.0%)		(50)	(50)
Transfer regarding restricted stock units	(200)			(1)	—
Purchase during the year	15,567			51	60
Value adjustment	(611)			—	—

Holding at the end of the year	16,610		2.3%	56	56

Treasury shares are primarily acquired to reduce the company’s share capital. In addition, a limited part is used to finance Novo Nordisk’s long-term share-based incentive programme (restricted stock units) and restricted stock units to employees.

Novo Nordisk’s guiding principle is that any excess capital, after the funding of organic growth opportunities and potential acquisitions, should be returned to investors. Novo Nordisk applies a pharmaceutical industry payout ratio to dividend payments, which are complemented by share repurchase programmes.

The purchase of treasury shares during the year relates to the remaining part of the 2017 share repurchase programme totalling DKK 1.7 billion and the DKK 15 billion Novo Nordisk B share repurchase programme for 2018, of which DKK 1.2 billion was outstanding at year-end. The programme ended on 30 January 2019. Transfer of treasury shares relates to the long-term share-based incentive programme and restricted stock units to employees.

Earnings per share

Accounting policies
Earnings per share is presented as both basic and diluted earnings per share. Basic earnings per share is calculated as net profit divided by the average number of shares outstanding. Diluted earnings per share is calculated as net profit divided by the sum of average number of shares outstanding, including the dilutive effect of the outstanding share pool. Please refer to ‘Financial definitions’ on p 95 for a description of calculation of the dilutive effect.

DKK million		2018	2017	2016

Net profit for the year		38,628	38,130	37,925

Average number of shares outstanding	in 1,000 shares	2,419,603	2,473,218	2,529,945
Dilutive effect of average outstanding share pool[1]	in 1,000 shares	4,814	4,875	4,784
Average number of shares outstanding, including dilutive effect of outstanding share pool	in 1,000 shares	2,424,417	2,478,093	2,534,729

Basic earnings per share	DKK	15.96	15.42	14.99

Diluted earnings per share	DKK	15.93	15.39	14.96

1.	For further information on the outstanding share pool, please refer to note 5.1.
Financial risks

Novo Nordisk has centralised management of the Group’s financial risks. The overall objectives and policies for the company’s financial risk management are outlined in an internal Treasury Policy, which is approved by the Board of Directors. The Treasury Policy consists of the Foreign Exchange Policy, the Investment Policy, the Financing Policy and the Policy regarding Credit Risk on Financial Counterparts, and includes a description of permitted use of financial instruments and risk limits.

Novo Nordisk only hedges commercial exposures and consequently does not enter into derivative transactions for trading or speculative purposes. Novo Nordisk uses a fully integrated Treasury Management System to manage all financial positions, and all positions are marked-to-market. Management has assessed the following key financial risks:

Type	Financial risk

Foreign exchange risk	High
Interest rate risk	Low
Liquidity risk	Low
Credit risk	Low

Foreign exchange risk
Foreign exchange risk is an important financial risk for Novo Nordisk and can have a significant impact on the income statement, statement of comprehensive income, balance sheet and cash flow statement.

The overall objective of foreign exchange risk management is to reduce the short-term negative impact of exchange rate fluctuations on earnings and cash flow, thereby contributing to the predictability of the financial results.

The majority of Novo Nordisk’s sales are in USD, EUR, CNY, JPY, GBP and CAD. The foreign exchange risk is most significant in USD, CNY and JPY, while the EUR exchange rate risk is regarded as low because of Denmark’s fixed exchange rate policy towards EUR.

Novo Nordisk hedges existing assets and liabilities in key currencies as well as future expected cash flows up to a maximum of 24 months forward. Hedge accounting is applied to match the impact of the hedged item and the hedging instrument in the consolidated income statement. Management has chosen to classify the result of hedging activities as part of financial items.

During 2018, the hedging horizon varied between 6 and 13 months for USD, CNY, JPY, GBP and CAD. Currency hedging is based on expectations of future exchange rates and mainly uses foreign exchange forwards and foreign exchange options matching the due dates of the hedged items. Expected cash flows are continually assessed using historical inflows, budgets and monthly sales forecasts. Hedge effectiveness is assessed on a regular basis. There is no expected ineffectiveness at 31 December 2018, primarily because hedging instruments match currencies of hedged cash flows.

The financial contracts existing at year-end cover the expected future cash flow for the following number of months:

	2018	2017

USD	11 months	12 months
CNY[1]	6 months	6 months
JPY	12 months	12 months
GBP	11 months	13 months
CAD	9 months	11 months

1.	Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk’s CNY currency exposure.

Key currencies
Exchange rate DKK per 100	2018	2017	2016

USD
Average	631	660	673
Year-end	652	621	706
Year-end change	5.1%	(12.0%)	3.4%

CNY
Average	95	98	101
Year-end	95	95	102
Year-end change	(0.3%)	(6.9%)	(2.9%)

JPY
Average	5.72	5.88	6.21
Year-end	5.91	5.51	6.03
Year-end change	7.3%	(8.6%)	6.3%

GBP
Average	842	849	911
Year-end	827	839	869
Year-end change	(1.4%)	(3.5%)	(14.0%)

CAD
Average	487	508	508
Year-end	479	495	524
Year-end change	(3.2%)	(5.5%)	6.5%

Foreign exchange sensitivity analysis:
A 5% immediate increase/decrease in the following currencies versus EUR and DKK would impact Novo Nordisk’s operating profit as outlined in the table below:

	Estimated for
DKK million	2019	2018

USD	2,000	1,900
CNY	350	325
JPY	160	170
GBP	85	90
CAD	90	80

4.2 Financial risks (continued)

At year-end, a 5% immediate increase/decrease in all other currencies versus EUR and DKK would affect other comprehensive income and the income statement as outlined in the table below:

DKK million	5% increase in all other currencies against DKK and EUR	5% decrease in all other currencies against DKK and EUR

2018
Other comprehensive income	(1,988)	1,988
Income statement	115	(115)

Total	(1,873)	1,873

2017
Other comprehensive income	(1,994)	2,098
Income statement	210	(255)

Total	(1,784)	1,843

A 5% depreciation of USD against all other currencies at 31 December 2018 would affect equity by DKK 1,604 million (2017: DKK 1,707 million) and the income statement by DKK 157 million (2017: DKK 52 million).

The foreign exchange sensitivity analysis comprises effects from the Group’s cash, Trade receivables and Trade payables, current loans, current and non-current financial investments, foreign exchange forwards and foreign exchange options at year-end. Anticipated currency transactions, investments and non-current assets are not included.

Interest rate risk
Novo Nordisk has no significant exposure to interest rate risk as it does not hold any marketable securities or non-current loans.

Liquidity risk
The liquidity risk is considered to be low, and Novo Nordisk has limited debt financing. Novo Nordisk ensures the availability of the required liquidity through a combination of cash management, highly liquid investment portfolios and both uncommitted and committed credit facilities. Novo Nordisk uses cash pools for optimisation and centralisation of cash management.

Credit risk
Credit risk arises from the possibility that transactional counterparties may default on their obligations, causing financial losses for the Group. Novo Nordisk considers its maximum credit exposure to financial counterparties to be DKK 15,842 million (2017: DKK 21,156 million). In addition, Novo Nordisk considers its maximum credit exposure to Trade receivables, Other receivables less prepayments and Other financial assets to be DKK 26,018 million (2017: DKK 22,602 million). Please refer to note 4.7 for details of the Group’s total financial assets.

To manage credit risk on financial counterparties, Novo Nordisk only enters into derivative financial contracts and money market deposits with financial counterparties possessing a satisfactory long-term credit rating from at least two out of the three selected ratings agencies: Standard and Poor’s, Moody’s and Fitch. Furthermore, maximum credit lines defined for each counterparty diversify the overall counterparty risk. The table below shows Novo Nordisk’s credit exposure on cash and financial derivatives.

Credit exposure split into Cash at bank and Derivative financial instruments (market value)

DKK million	Cash at bank	Derivative financial instruments	Total

2018
AA-range	7,989	90	8,079
A-range	7,212	114	7,326
BBB-range	246		246
Not rated or below BBB-range	191		191

Total	15,638	204	15,842

2017
AA-range	12,369	935	13,304
A-range	5,967	1,369	7,336
BBB-range	438		438
Not rated or below BBB-range	78		78

Total	18,852	2,304	21,156

Novo Nordisk has no significant concentration of credit risk related to Trade receivables or Other receivables and prepayments, as the exposure in general is spread over a large number of counterparties and customers. In the US, the three major wholesalers account for the larger part of total net sales, cf. note 2.2. However, US wholesaler credit ratings are monitored and a large part of the trade receivables are sold on full non-recourse terms, cf. below. Novo Nordisk continues to monitor the credit exposure in Region AAMEO due to the increasing sales and low credit ratings of many countries in this region.

Trade receivable programmes
Please refer to note 3.4 for the description of the loss allowance for the Group and the aging analysis.

Novo Nordisk’s subsidiaries in the US and Japan employ trade receivable programmes in which trade receivables are sold on full non-recourse terms to optimise working capital.

At year-end, the Group had derecognised receivables without recourse having due dates after 31 December amounting to:

DKK million	2018	2017	2016

US	3,587	3,328	2,754
Japan	1,937	2,024	2,259

In addition, full non-recourse off-balance sheet factoring arrangement programmes are occasionally applied by Novo Nordisk subsidiaries around the world, with limited impact on the Group’s trade receivables.

Please refer to note 2.2 for the split of allowance for trade receivables by geographical segment.
Derivative financial instruments

Accounting policies
Novo Nordisk uses financial instruments to reduce the impact of foreign exchange on financial results.

Use of derivative financial instruments
The derivative financial instruments are used to manage the exposure to market risk. None of the derivatives are held for trading.

Novo Nordisk uses forward exchange contracts and to a minor extent currency options to hedge forecast transactions, assets and liabilities. The overall policy is to hedge the majority of total currency exposure.

Currently, net investments in foreign subsidiaries are not hedged.

Initial recognition and measurement
On initiation of the contract, Novo Nordisk designates each derivative financial contract that qualifies for hedge accounting as one of:

•	hedges of the fair value of a recognised asset or liability (fair value hedge)

•	hedges of the fair value of a forecast financial transaction (cash flow hedge).

All contracts are initially recognised at fair value and subsequently remeasured at fair value at the end of the reporting period.

Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.

Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised directly in other comprehensive income. The cumulative value adjustment of these contracts is transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.

Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement under Financial income or Financial expenses.

Fair value determination
The fair value of derivative financial instruments is measured on the basis of quoted market prices of financial instruments traded in active markets. If an active market exists, the fair value is based on the most recently observed market price at the end of the reporting period.

If a financial instrument is quoted in a market that is not active, Novo Nordisk bases its valuation on the most recent transaction price. Adjustment is made for subsequent changes in market conditions, for instance by including transactions in similar financial instruments assumed to be motivated by normal business considerations.

If an active market does not exist, the fair value of standard and simple financial instruments, such as foreign exchange forward contracts, interest rate swaps, currency swaps and unlisted bonds, is measured according to generally accepted valuation techniques. Market-based parameters are used to measure the fair value.

Hedging activities		2018			2017

DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end

Forward contracts USD [1]	29,951	21	1,555	33,273	1,664	8
Forward contracts CNH, JPY, GBP and CAD	7,462	23	166	7,677	222	37

Forward contracts, cash flow hedges	37,413	44	1,721	40,950	1,886	45

Currency options USD	—	—	—	2,152	180	—
Currency options JPY	—	—	—	112	6	—

Currency options, cash flow hedges	—	—	—	2,264	186	—

Forward contracts USD	9,145	123	256	11,519	260	239
Forward contracts CNH, CAD, EUR and GBP	3,268	37	47	2,680	120	25

Forward contracts, fair value hedges	12,413	160	303	14,199	380	264

Time value of currency options (hedge accounting not applied)[2]	—	—	—	—	34	—

Currency options GBP (hedge accounting not applied)	—	—	—	125	1	—

Total hedging activities	49,826	204	2,024	57,538	2,487	309

Recognised in the income statement		160	303		415	264
Recognised in other comprehensive income[3]		44	1,721		2,072	45

Presented in the balance sheet as:
Derivative financial instruments (current assets/liabilities)		204	2,024		2,304	309
Cash at bank		—			183

1.	Average hedge rate for USD cash flow hedges is 610 at the end of 2018 and 644 at the end of 2017.

2.	With the implementation of IFRS 9, hedge accounting is applied to time value of currency options from 1 January 2018. There are no open options at 31 December 2018.

3.	Realisation in 2018 of previously deferred gains amounts to DKK 2,027 million. Furthermore, an additional loss of DKK 1,677 million as of 31 December 2018 has been deferred for realisation in 2019.

4.3 Derivative financial instruments (continued)

The above financial contracts regarding cash flow hedging are expected to impact the income statement within the periods shown below. The split is based on an estimate of when the cash flow hedges are expected to be reclassified to fair value hedges with the fair value then being transferred to Financial income or Financial expenses. The cash flow impact is an immediate consequence of the reclassification (note 4.8).

	2018		2017

DKK million	Positive fair value at year-end	Negative fair value at year-end	Positive fair value at year-end	Negative fair value at year-end

Expected timing of income statement impact
0–12 months	44	1,721	2,072	45
More than 12 months	—	—	—	—

Total cash flow hedges for which hedge accounting is applied	44	1,721	2,072	45

Cash and cash equivalents, financial resources and
free cash flow

Accounting policies
The cash flow statement shows how income and changes in balance sheet items affect cash and cash equivalents, in other words the cash generated or used in the period.

The cash flow statement is presented in accordance with the indirect method commencing with Net profit for the year. Cash flows in foreign currencies are translated to DKK at the average exchange rate for the respective year.

Cash from operating activities converts income statement items from the accrual basis of accounting to cash basis. As such, starting with net profit, non-cash items are reversed and actual payments included. Further, the change in working capital is taken into account, as this shows the development in money tied up in the balance sheet. Cash from investing activities shows payments related to the purchase and sale of Novo Nordisk’s long-term investments. This includes fixed assets such as construction of new production sites, intangible assets such as patents and licences, and financial assets.

Cash and cash equivalents consist of cash offset by short-term bank loans. Where short term bank loans are consistently overdrawn, they are excluded from cash and cash equivalents. The movement in such facilities is presented under financing activities in the cash flow statement[1]. Financial resources consist of cash and cash equivalents, marketable securities with original maturity of less than three months and undrawn committed credit facilities expiring after more than one year.

Restricted cash
Cash and cash equivalents at 31 December 2018 includes DKK 120 million that is restricted. The restricted cash balance relates to subsidiaries, where availability of currency for remittance of funds is temporarily scarce.

DKK million	2018	2017	2016

Cash and cash equivalents
Cash at bank (note 4.2)	15,638	18,852	18,690
Current debt (bank overdrafts)[1]	(9)	(1,694)	(229)

Cash and cash equivalents	15,629	17,158	18,461

Financial resources
Cash and cash equivalents	15,629	17,158	18,461
Marketable securities	—	—	2,009
Undrawn committed credit facility[2]	11,574	8,190	8,178
Current debt (bank overdrafts)[1]	(506)	—	—

Financial resources[3]	26,697	25,348	28,648

1.
Cash and cash equivalents at the beginning of the year has been adjusted for a DKK 412 million bank loan reclassified to financing activities. At 31 December 2018 bank loans classified as financing activities totalled DKK 506 million (2017: DKK 412 million).

2.
The undrawn committed credit facility in 2018 is a EUR 1,550 million facility (EUR 1,100 million in 2017 and EUR 1,100 million in 2016) committed by a portfolio of international banks. The facility matures in 2023.

3.	Additional non-IFRS financial measure; please refer to pp 95-96 for definition.

Free cash flow
DKK million	2018	2017	2016

Net cash generated from operating activities	44,616	41,168	48,314
Net cash used in investing activities	(12,080)	(6,571)	(6,790)
Net purchase of marketable securities	—	(2,009)	(1,533)

Free cash flow[4]	32,536	32,588	39,991

4.	Additional non-IFRS financial measure; please refer to pp 95-96 for definition.
Change in working capital

Accounting policies
Working capital is defined as current assets less current liabilities and measures the liquid assets Novo Nordisk has available for the business.

Change in working capital
DKK million	2018	2017	2016

Inventories	(963)	(1,032)	(1,583)
Trade receivables	(2,621)	69	(4,749)
Other receivables and prepayments	(662)	(17)	(154)
Trade payables	1,146	(401)	1,084
Other liabilities	(348)	265	1,526
Adjustment for payables related to non-current assets	84	(1,143)	—

Change in working capital before exchange rate adjustments	(3,364)	(2,259)	(3,876)

Exchange rate adjustments	(6)	(1,375)	168

Cash flow change in working capital	(3,370)	(3,634)	(3,708)

Other non-cash items

For the purpose of presenting the cash flow statement, non-cash items with effect on the income statement must be reversed to identify the actual cash flow effect from the income statement. The adjustments are specified as follows:

Other non-cash items
DKK million	2018	2017	2016

Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.8)	34	21	13
Capital gain/(loss) on investments, net etc (note 4.8)	(163)	25	(16)
Result of associated company (note 4.8)	(12)	(14)	(24)
Share-based payment costs (note 5.1)	414	292	368
Income from the partial divestment of associated company	(122)	—	—

Changes in non-cash balance sheet items
Increase/(decrease) in provisions (note 3.6)	5,496	226	4,007
Increase/(decrease) in retirement benefit obligations (note 3.5)	(80)	(115)	265
Remeasurements of retirement benefit obligations (note 3.5)	87	103	(205)

Other adjustments
Exchange rate adjustments on working capital (note 4.5)	6	1,375	(168)
Other, primarily exchange rate adjustments	438	114	(358)

Total other non-cash items	6,098	2,027	3,882

Financial assets and liabilities

Accounting policies
The implementation of IFRS 9 'Financial instruments', has had the effect that financial assets are classified into new categories based on the characteristics of the instrument. The change of categories has not meant changes in measurement compared to the policies applied before 1 January 2018, other than for fair value adjustments relating to minor shareholdings and measurement of trade receivables in factoring portfolios. Please refer to note 1.2 for a general description of changes in accounting policies and disclosures.

From 1 January 2018, Novo Nordisk's investments in minor shareholdings are measured and classified as fair value through the income statement. Prior to adoption of IFRS 9, minor shareholdings were classified as available for sale under which measurement was at fair value through other comprehensive income.

From 1 January 2018, all financial assets previously categorised as loans and receivables are classified as financial assets at amortised cost with the exception of certain portfolios of trade receivables which are either sold under master factoring agreements or collected from the customer. These specific portfolios of trade receivables are separately classified and measured at fair value through other comprehensive income.

For derivatives there is no change to classification or measurement.

Cash at bank previously classified as cash and cash equivalents will henceforth be classified as financial assets at amortised cost, with no change to measurement.

Management determines the classification of its financial assets on initial recognition and re-evaluates this at the end of every reporting period to the extent that such a classification is permitted or required.

Recognition and measurement
Purchases and sales of financial assets are recognised on the settlement date. These are initially recognised at fair value.

Fair value disclosures are made separately for each class of financial instruments at the end of the reporting period.

Financial assets are removed from the balance sheet when the rights to receive cash flows have expired or have been transferred, and Novo Nordisk has transferred substantially all the risks and rewards of ownership.

Financial assets 'at fair value through the income statement'
Financial assets at fair value through the income statement consist of equity investments. Equity investments are included in other financial assets unless management intends to dispose of the investment within 12 months of the end of the reporting period. In that case, the current part is included in other receivables and prepayments.

Net gains and losses arising from changes in the fair value of financial assets are recognised in the income statement as financial income or expenses.

The fair values of quoted investments are based on current bid prices at the end of the reporting period. Financial assets for which no active market exists are carried at fair value based on a valuation methodology.

Financial assets 'at amortised cost'
Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect' the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables and other receivables are recognised initially at fair value. Subsequently they are measured at amortised cost using the effective interest method, less allowance for doubtful receivables.

Financial assets 'at fair value through other comprehensive income'
Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.

Financial liabilities 'at fair value through the income statement'
Financial liabilities at fair value through the income statement consist of forward exchange contracts.

Financial liabilities 'at amortised cost'
Financial liabilities at amortised consist of bank overdrafts, trade payables and other liabilities.
4.7 Financial assets and liabilities (continued)

Financial assets by category
DKK million	2018	2017

Financial assets at fair value through the income statement	969	2,304
Other financial assets[1,2]	765	—
Derivate financial instruments (note 4.3)	204	2,304

Financial assets at amortised cost[3]	28,340	40,399
Other financial assets[1]	477	567
Trade receivables (note 3.4)[4]	11,188	20,165
Other receivables	3,090	2,428
- less prepayments and VAT receivables	(2,053)	(1,613)
Cash at bank (note 4.4)	15,638	18,852

Financial assets at fair value through OCI	11,598	411
Trade receivables in a factoring portfolio (note 3.4)[4]	11,598	—
Other financial assets[2]	—	411

Total financial assets at the end of the year by category[1]	40,907	43,114

1.
Financial assets with the exception of Other financial assets are all due within one year. Other financial assets at amortised cost include DKK 377 million which are due in more than 5 years (2017: DKK 473 million). Other financial assets measured at fair value through the income statement are minor shareholdings.

2.
Classified as available for sale in 2017 relates to minor shareholdings, which in 2017 were measured at fair value through other comprehensive income and, from 1 January 2018, are measured at fair value through the income statement.

3.	Classified as loans and receivables in 2017, also measured at amortised cost.

4.
With the implementation of IFRS 9, trade receivables in geographies which utilise factoring have been reclassified from trade receivables measured at amortised cost to trade receivables in a factoring portfolio. The amount reclassified on 1 January 2018 was DKK 9,168 million. Trade receivables at 31 December 2018 (note 3.4) includes DKK 11,598 million which are measured at fair value through OCI, which have no associated loss allowance (1 January 2018: DKK 0 million).

Financial liabilities by category
DKK million	2018	2017

Financial liabilities measured at fair value through the income statement	2,024	309
Derivative financial instruments (note 4.3)	2,024	309

Financial liabilities measured at amortised cost	20,936	20,568
Current debt	515	1,694
Trade payables	6,756	5,610
Other liabilities (note 3.7)	14,098	14,446
- less VAT and duties payable (note 3.7)	(433)	(1,182)

Total financial liabilities at the end of the year by category[1]	22,960	20,877

1.	All financial liabilities are due within one year.

For a description of the credit quality of financial assets such as Trade receivables, Cash at bank, Marketable securities, Current debt and Derivative financial instruments, refer to notes 4.2 and 4.3.

Fair value measurement hierarchy
DKK million	2018	2017

Active market data	649	338
Directly or indirectly observable market data	204	2,304
Not based on observable market data[1]	11,714	73

Total financial assets at fair value	12,567	2,715

Active market data	—	—
Directly or indirectly observable market data	2,024	309
Not based on observable market data	—	—

Total financial liabilities at fair value	2,024	309

1.
The fair value of trade receivables in a factoring portfolio is calculated based on the net invoice amount (invoice amount less charge-backs) less the fee payable to the factoring entity. The factoring fee is insignificant due to the short period between the time of sale to the factoring entity and the invoice due date and the rate applicable. Inputs to the estimate of US wholesaler charge-backs are described in note 2.1.

Financial assets and liabilities measured at fair value can be categorised using the fair value measurement hierarchy above. There have not been any transfers between the categories ’Active market data’ and ’Directly or indirectly observable market data’ during 2018, 2017 or 2016. There are no intangible assets or items of property, plant and equipment measured at fair value.
Financial income and expenses

Accounting policies
As described in note 4.2, management has chosen to classify the result of hedging activities as part of financial items in the income statement. financial items are primarily related to foreign exchange elements and are mainly impacted by the cumulative value adjustment of cash flow hedges transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement. Further, value adjustments of fair value hedges are recognised in financial income and financial expenses along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk. Finally, value adjustments of foreign currency assets and liabilities in non-hedged currencies will impact financial income and financial expenses.

Financial income
DKK million	2018	2017	2016

Interest income[1]	51	69	52
Foreign exchange gain (net)[2]	—	1,163	—
Financial gain from forward contracts (net)	1,656	—	—
Financial gain from currency options (net)	152	—	—
Capital gain on investments etc	251	—	16
Result of associated company	12	14	24

Total financial income	2,122	1,246	92

Financial expenses
DKK million	2018	2017	2016

Interest expenses[1]	85	90	65
Foreign exchange loss (net)[2]	1,510	—	335
Financial loss from forward contracts (net)	—	1,346	158
Financial loss from currency options (net)	—	4	83
Capital loss on investments etc	88	25	—
Other financial expenses	72	68	85

Total financial expenses	1,755	1,533	726

1.	Total Interest income and expenses is on financial assets and liabilities measured at amortised cost.

2.	Primarily related to trade receivables, other receivables and trade payables.

Financial impact from forward contracts and currency options, specified
DKK million	2018	2017	2016

Forward contracts
Income/(loss) transferred from other comprehensive income	1,841	(2,016)	(705)
Value adjustment of transferred contracts	(1,299)	2,477	62
Unrealised fair value adjustments of forward contracts	(143)	116	(85)
Realised foreign exchange gain/(loss) on forward contracts	1,257	(1,923)	570

Financial income/(expense) from forward contracts	1,656	(1,346)	(158)

Currency options
Realised income/(loss) transferred from other comprehensive income	186	61	23
Value adjustment of transferred options	(3)	(9)	—
Foreign exchange gain/(loss) on currency options	(31)	(56)	(106)

Financial income/(expense) from currency options	152	(4)	(83)